Jensen Global Quality Growth Fund
Schedule of Investments
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.64%
Canada - 7.15%
Alimentation Couche-Tard, Inc. - Class B	26,070	$783,575
Canadian National Railway Co.	7,360	803,377
		1,586,952
Cayman Islands - 3.78%
Tencent Holdings Ltd.	9,650	839,521

Finland - 1.38%
Kone Oyj - Class B	3,840	306,484

France - 2.26%
Hermes International	450	501,317

Germany - 3.24%
SAP SE	5,810	718,619

Ireland - 3.64%
Accenture PLC - Class A	3,220	807,898

Switzerland - 2.75%
Nestle SA	5,840	609,513

Taiwan, Province of China - 5.02%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,850	1,114,569

United Kingdom - 14.21%
AstraZeneca PLC	7,020	681,883
Compass Group PLC	23,430	475,793
Diageo PLC	22,510	885,518
GlaxoSmithKline PLC	38,960	650,079
Unilever PLC	8,800	458,722
		3,151,995
United States - 54.21%
3M Co.	5,190	908,562
Alphabet, Inc. - Class A (a)	485	980,627
Apple, Inc.	3,370	408,646
Automatic Data Processing, Inc.	3,450	600,369
Becton Dickinson and Co.	3,330	803,030
Broadridge Financial Solutions, Inc.	2,760	393,272
Equifax, Inc.	2,950	477,546
Home Depot, Inc.	1,440	372,010
Intuit, Inc.	1,510	589,111
Johnson & Johnson	5,240	830,331
Mastercard, Inc. - Class A	1,120	396,312
Microsoft Corp.	4,160	966,702
NIKE, Inc. - Class B	5,880	792,506
PepsiCo, Inc.	7,170	926,293
Pfizer, Inc.	18,210	609,853
Starbucks Corp.	5,620	607,129
Stryker Corp.	3,530	856,695
Texas Instruments, Inc.	2,970	511,642
		12,030,636
TOTAL COMMON STOCKS (Cost $19,915,565)		21,667,504

SHORT-TERM INVESTMENTS - 2.20%
United States - 2.20%
First American Treasury Obligations Fund - Class X, 0.030% (b)	488,614	488,614
TOTAL SHORT-TERM INVESTMENTS (Cost $488,614)		488,614

Total Investments (Cost $20,404,179) - 99.84%		22,156,118
Other Assets in Excess of Liabilities - 0.16%		35,548
TOTAL NET ASSETS - 100.00%		$22,191,666

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of February 28, 2021.

Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholder have limited liability.
SE	Societas Europaea is a term for a European Public Liability Company

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at February 28, 2021

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of February 28, 2021, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks*	$15,540,055	$6,127,449	$-	$21,667,504
Short-Term Investments	488,614	-	-	488,614
Total Investments in Securities	$16,028,669	$6,127,449	$-	$22,156,118

* For further breakdown of common stocks by country, please refer to the Schedule of Investments.

For the period ended February 28, 2021 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.